Item 1 – Schedule of Investments

American Growth Fund Series One

October 31, 2021

(unaudited)

Common Stock 99.29%	Shares	Market Value
Semiconductor Cap. Equip. 9.87%
Teradyne Inc.	15,100	$2,087,424
		2,087,424
Diversified Co. 9.47%
Chemed Corp	3,115	1,502,209
Honeywell International Inc.	2,291	500,858
		2,003,067
Railroad 7.88%
Kansas City Southern	5,368	1,665,422
		1,665,422
Computer Software & Svcs 6.78%
Fair Isaac Corporation*	3,600	1,433,520
		1,433,520
Cable TV 6.38%
Charter Communications Inc.*	2,000	1,349,780
		1,349,780
Online Media 6.25%
Alphabet Inc.*	235	695,816
Facebook Inc.*	1,521	492,150
Tencent Holdings Ltd. ADR	2,200	133,738
		1,321,704
Computer & Peripherals 5.41%
Cisco Systems Inc.	20,438	1,143,915
		1,143,915

Environmental 4.92%
Waste Management Inc.	6,498	$1,041,175
		1,041,175
Application Software 4.88%
Microsoft Corporation	3,109	1,031,007
		1,031,007
Computer Hardware 4.83%
Apple Inc.	6,816	1,021,037
		1,021,037
Biotechnology 4.63%
Amgen Inc.	4,731	979,175
		979,175
Machinery 4.17%
The Middleby Corporation*	4,835	882,097
		882,097
Retail - Apparel & Specialty 3.80%
Amazon.com Inc.*	100	337,243
Tractor Supply Company	1,300	282,321
Alibaba Group Holding Limited Am*	1,120	184,733
		804,297
Transportation & Logistics 3.04%
Old Dominion Freight Line Inc.	945	322,576
Norfolk Southern Corporation	620	181,691
J.B. Hunt Transport Services Inc.	400	138,033
		642,300
Semiconductor 2.31%
Intel Corporation	6,200	303,800
NVIDIA Corporation	720	184,082
		487,822

Home Improvement Stores 2.00%
Home Depot Inc. (The)	1,140	$423,784
		423,784
Industrial Products 1.61%
Vestas Wind Systems A/S ADR UNS	2,500	180,625
Eaton Corporation PLC	970	159,817
		340,422
Farm & Construction Machinery 1.42%
Caterpillar Inc.	1,471	300,099
		300,099
Insurance - Property and Causality 1.39%
Selective Insurance Group Inc.	2,088	163,636
Markel Corporation*	100	131,313
		294,949
Restaurants 1.38%
Starbucks Corporation	2,748	291,480
		291,480
Chemicals 1.14%
Balchem Corporation	1,575	241,117
		241,117
Business Services 0.96%
Paychex Inc.	1,651	203,535
		203,535
Health Care Plans 0.83%
UnitedHealth Group Incorporated	380	174,979
		174,979

Retail - Cyclical 0.63%
JD COM INC SPONS ADR REPSTG COMCL A*	1,700	133,076
		133,076
Drug 0.61%
Johnson & Johnson	796	129,652
		129,652
Medical Diagnostic & Research 0.60%
Thermo Fisher Scientific Inc	200	126,614
		126,614
Health Care Providers 0.60%
HCA Healthcare Inc.	505	126,482
		126,482
Software 0.57%
Salesforce.com Inc.*	400	119,876
		119,876
Media Diversified 0.51%
COMCAST CORP CL A	2,100	108,003
		108,003
Telecommunications Services 0.41%
T-Mobile US, Inc.*	760	87,423
		87,423

Total Value Common Stocks (cost 6,032,315)	99.29%	20,995,313
Cash and Receivable, less liabilities	0.70%	149,381
Total Net Assets	99.99%	$21,144,694

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	15,014,057
Gross Unrealized depreciation on investment securities	(51,059)
Net Unrealized depreciation on investment securities	14,962,998
Cost of investment securities for federal income tax purposes	6,032,315

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$20,995,313	$0	$0	$20,995,313